Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts	$ 1,144,531	$ 987,005	$ 1,163,552
Reserve inventory	143,115	162,390	$ 108,111
Goodwill impairment loss	329,172	$ 194,670
Intangible assets, estimate useful lives		10 years
Impairment loss on goodwill	$ 1,567,485	$ 927,000
Trademark and License [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimate useful lives	10 years	10 years	10 years
Fair Value, Inputs, Level 3 [Member]
Property, Plant and Equipment [Line Items]
Goodwill impairment loss	$ 1,567,485
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful lives	15 years		15 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful lives	20 years		20 years
Office Furniture and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful lives	3 years		3 years
Office Furniture and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful lives	5 years		5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimate useful lives	10 years		10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimate useful lives	8 years		8 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Estimate useful lives		Estimate useful lives
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Estimate useful lives		Estimate useful lives